BORROWINGS - Schedule of Composition of Non-recourse Borrowings (Details) $ in Millions	Jun. 30, 2026 USD ($) year	Dec. 31, 2025 USD ($) year
Subscription Facility | Brookfield
Disclosure of detailed information about borrowings [line items]
Consolidated non-recourse borrowings	$ 1,350	$ 1,569
Non-recourse borrowing
Disclosure of detailed information about borrowings [line items]
Interest rate	6.00%	6.00%
Term (years) | year	8	8
Carrying value	$ 32,388	$ 31,555
Estimated fair value	32,549	31,540
Add: Unamortized premiums	(154)	(181)
Less: Unamortized financing fees	(184)	(168)
Less: Current portion	(4,713)	(7,384)
Non-recourse borrowings	$ 27,337	$ 23,822
Non-recourse borrowing | Hydroelectric
Disclosure of detailed information about borrowings [line items]
Interest rate	7.50%	6.90%
Term (years) | year	9	8
Carrying value	$ 11,130	$ 11,235
Estimated fair value	$ 11,312	$ 11,229
Non-recourse borrowing | Wind
Disclosure of detailed information about borrowings [line items]
Interest rate	4.60%	5.00%
Term (years) | year	8	8
Carrying value	$ 8,020	$ 8,191
Estimated fair value	$ 7,982	$ 8,147
Non-recourse borrowing | Utility-scale solar
Disclosure of detailed information about borrowings [line items]
Interest rate	5.30%	5.80%
Term (years) | year	8	8
Carrying value	$ 9,759	$ 8,838
Estimated fair value	$ 9,713	$ 8,806
Non-recourse borrowing | Distributed energy & storage
Disclosure of detailed information about borrowings [line items]
Interest rate	6.00%	5.70%
Term (years) | year	6	4
Carrying value	$ 3,023	$ 2,802
Estimated fair value	$ 3,086	$ 2,869
Non-recourse borrowing | Sustainable solutions
Disclosure of detailed information about borrowings [line items]
Interest rate	7.10%	7.40%
Term (years) | year	2	3
Carrying value	$ 456	$ 489
Estimated fair value	$ 456	$ 489